Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 10,579	$ 10,487	$ 9,762
Accumulated Amortization	(6,903)	(5,428)	(3,023)
Net	3,676	5,059	6,739
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,812	7,812
Accumulated Amortization	(5,190)	(4,100)
Net	$ 2,622	$ 3,712
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years	5 years
Cost	$ 2,767	$ 2,675	2,675
Accumulated Amortization	(1,713)	(1,328)	(793)
Net	$ 1,054	$ 1,347	1,882
North America [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period		5 years
Cost		$ 6,545	5,820
Accumulated Amortization		(2,991)	(1,755)
Net		$ 3,554	4,065
International [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period		2 years
Cost		$ 1,267	1,267
Accumulated Amortization		(1,109)	(475)
Net		$ 158	$ 792